Stock Options	12 Months Ended
Oct. 31, 2020
Stock Options
Stock Options

20.	Stock Options

The following table summarizes the stock option movements for the years ended October 31, 2020 and October 31, 2019:

	Number	Exercise price (CAD$)
Balance - November 1, 2018	-	-
Granted to service provider	150,000	0.44
Granted to service provider	500,000	0.44
Balance - October 31, 2019	650,000	0.44
Granted to employees	3,575,000	0.15
Forfeitures by service provider	(150,000)	0.44
Forfeitures by employees	(355,000)	0.15
Balance - October 31, 2020	3,720,000	$0.19

20.1	During the year ended October 31, 2019, the Company granted options to purchase 150,000 common shares of the Company to two consultants. Each option allows the holder to purchase one common share of the Company at a price of CAD$0.44 at any point prior to November 30, 2021.

The fair value of the options of $25,587 was estimated at the grant date based on the Black-Scholes pricing model, using the following assumptions:

○	Expected dividend yield	Nil%

○	Risk-free interest rate	1.710%

○	Expected life	3.0 years

○	Expected volatility	100%*

*	Based on the volatility of comparable publicly traded companies

20.2	During the year ended October 31, 2019, the Company granted options to purchase 500,000 common shares of the Company to two consultants. Each option allows the holder to purchase one common share of the Company at a price of CAD$0.44 at any point prior to January 1, 2022.

The fair value of the options of $86,493 was estimated at the grant date based on the Black-Scholes pricing model, using the following assumptions:

○	Expected dividend yield	Nil%

○	Risk-free interest rate	1.710%

○	Expected life	3.0 years

○	Expected volatility	100%*

*	Based on the volatility of comparable publicly traded companies

20.3	During the year ended October 31, 2020, the Company granted options to purchase 3,575,000 common shares of the Company to employees. Each option allows the holder to purchase one common share of the Company at a price of CAD$0.15 at any time until July 9, 2024.

The fair value of the options granted was CAD$432,922. The value of the options of vested during the year ended October 31, 2020 was $240,079, which was estimated at the grant date based on the Black-Scholes pricing model, using the following assumptions:

○	Expected dividend yield	Nil%

○	Risk-free interest rate	0.25%

○	Expected life	4.0 years

○	Expected volatility	131%

The vesting terms of the granted options are set out in the table below:

Number granted	Vesting terms
1,270,000	Fully vested on grant date
1,500,000	1/3 on grant date, 1/3 three months from grant date, 1/3 ten months from grant date
220,000	1/2 on grant date, 1/4 on first anniversary of grant date, 1/4 on second anniversary of grant date
235,000	1/4 on grant date, 1/4 on first anniversary of grant date, 1/4 on second anniversary of grant date, 1/4 on third anniversary of grant date
250,000	1/4 on first anniversary of grant date, 1/4 on second anniversary of grant date, 1/4 on third anniversary of grant date, 1/4 on fourth anniversary of grant date
100,000	One year from start date of employment
3,575,000

As at October 31, 2020 the following Stock Options were issued and outstanding (all prices are in Canadian Dollars unless otherwise noted):

Exercise price	Options outstanding	Number exercisable	Remaining Contractual Life (years)	Expiry date
$0.44	500,000	500,000	1.2	01-Jan-22
0.15	3,120,000	2,112,500	3.7	09-Jul-24
0.15	100,000	-	3.7	20-Jul-24
$0.19	3,720,000	2,612,500	3.4

As at October 31, 2019, the following Stock Options were issued and outstanding:

Exercise Price	Stock Options Outstanding	Remaining Contractual Life (Years)	Expiry Date
$0.44	150,000	2.08	November 30, 2021
$0.44	500,000	2.17	January 1, 2022
	650,000	2.15